Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring
Restructuring

15. Restructuring

        In the third quarter of 2013, we implemented a plan that calls for certain organizational realignments to advance our growth strategy and reduce operating costs. As a result, we recorded restructuring costs of approximately $23,400 in 2013, primarily related to employee severance and associated benefits. Of the total restructuring costs incurred in 2013, $12,600 $2,100, $3,700 and $5,000 are reflected in the results of operations of our North American Records and Information Management Business, North American Data Management Business, International Business and Corporate and Other segments, respectively. In our Consolidated Statements of Operations for the year ended December 31, 2013, $20,000 and $3,400 of these restructuring costs are recorded in selling, general and administrative expenses and cost of sales, respectively. We expect to incur an additional $6,900 of employee severance and associated benefit costs in 2014 in connection with this organizational realignment primarily in our North American Records and Information Management Business segment.